American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2024

Balanced Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 60.4%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	5,783	2,483,278
Air Freight and Logistics — 0.6%
FedEx Corp.	6,110	1,474,282
United Parcel Service, Inc., Class B	25,542	3,624,410
		5,098,692
Automobile Components — 0.4%
Aptiv PLC(1)	50,292	4,090,248
Automobiles — 0.5%
Tesla, Inc.(1)	26,517	4,966,369
Banks — 1.9%
Bank of America Corp.	145,177	4,937,470
JPMorgan Chase & Co.	50,255	8,762,462
Regions Financial Corp.	199,774	3,729,780
		17,429,712
Beverages — 0.8%
PepsiCo, Inc.	40,691	6,857,654
Biotechnology — 1.5%
AbbVie, Inc.	39,342	6,467,825
Amgen, Inc.	14,287	4,489,832
Vertex Pharmaceuticals, Inc.(1)	5,487	2,377,956
		13,335,613
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	109,076	16,928,595
Building Products — 0.8%
Johnson Controls International PLC	87,199	4,594,515
Masco Corp.	41,021	2,760,303
		7,354,818
Capital Markets — 2.7%
Ameriprise Financial, Inc.	9,149	3,539,107
BlackRock, Inc.	5,681	4,398,855
Intercontinental Exchange, Inc.	21,051	2,680,424
Morgan Stanley	87,532	7,636,292
S&P Global, Inc.	13,909	6,236,100
		24,490,778
Chemicals — 1.1%
Air Products & Chemicals, Inc.	15,223	3,892,673
Ecolab, Inc.	11,987	2,376,063
Linde PLC	9,342	3,781,922
		10,050,658
Communications Equipment — 0.6%
Cisco Systems, Inc.	113,780	5,709,480
Consumer Finance — 0.4%
American Express Co.	16,167	3,245,364
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	5,755	3,999,034
Kroger Co.	64,365	2,969,801
Sysco Corp.	65,436	5,295,736
Target Corp.	25,491	3,545,288
		15,809,859

Containers and Packaging — 0.3%
Ball Corp.	43,804	2,428,932
Distributors — 0.3%
LKQ Corp.	67,191	3,135,804
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	153,352	6,494,457
Electric Utilities — 0.8%
NextEra Energy, Inc.	119,050	6,979,901
Electrical Equipment — 0.7%
Eaton Corp. PLC	22,513	5,539,999
Generac Holdings, Inc.(1)	5,482	623,139
		6,163,138
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	23,872	5,412,260
Keysight Technologies, Inc.(1)	33,630	5,154,134
		10,566,394
Energy Equipment and Services — 0.6%
Schlumberger NV	120,258	5,856,565
Entertainment — 0.6%
Electronic Arts, Inc.	14,885	2,047,878
Liberty Media Corp.-Liberty Formula One, Class C(1)	16,020	1,077,345
Walt Disney Co.	24,922	2,393,758
		5,518,981
Financial Services — 1.8%
Block, Inc.(1)	7,095	461,246
Mastercard, Inc., Class A	12,517	5,623,012
Visa, Inc., Class A	36,753	10,043,125
		16,127,383
Food Products — 0.4%
Mondelez International, Inc., Class A	54,544	4,105,527
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	41,965	2,739,056
Union Pacific Corp.	20,370	4,968,854
		7,707,910
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	7,952	964,975
Intuitive Surgical, Inc.(1)	8,629	3,263,661
		4,228,636
Health Care Providers and Services — 1.8%
Cigna Group	17,895	5,385,500
CVS Health Corp.	9,731	723,695
UnitedHealth Group, Inc.	19,169	9,809,544
		15,918,739
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	9,686	1,396,140
Chipotle Mexican Grill, Inc.(1)	610	1,469,350
Starbucks Corp.	32,595	3,032,313
		5,897,803
Household Products — 0.7%
Colgate-Palmolive Co.	18,239	1,535,724
Procter & Gamble Co.	30,848	4,847,454
		6,383,178
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	20,451	4,136,419

Industrial REITs — 1.0%
Prologis, Inc.	72,500	9,185,025
Insurance — 1.3%
Marsh & McLennan Cos., Inc.	20,208	3,917,119
MetLife, Inc.	31,980	2,216,853
Prudential Financial, Inc.	31,904	3,347,687
Travelers Cos., Inc.	12,086	2,554,497
		12,036,156
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	167,734	23,499,534
Meta Platforms, Inc., Class A(1)	27,374	10,679,692
		34,179,226
IT Services — 1.4%
Accenture PLC, Class A	17,130	6,233,265
International Business Machines Corp.	32,293	5,930,932
		12,164,197
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	40,128	5,220,653
Danaher Corp.	23,377	5,608,376
Thermo Fisher Scientific, Inc.	11,476	6,185,334
		17,014,363
Machinery — 1.4%
Cummins, Inc.	15,711	3,759,642
Deere & Co.	6,350	2,499,233
Parker-Hannifin Corp.	7,392	3,433,584
Xylem, Inc.	25,646	2,883,636
		12,576,095
Oil, Gas and Consumable Fuels — 1.5%
ConocoPhillips	65,691	7,348,852
EOG Resources, Inc.	52,498	5,973,748
		13,322,600
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	70,826	3,461,267
Eli Lilly & Co.	4,965	3,205,454
Merck & Co., Inc.	46,153	5,574,359
Novo Nordisk AS, Class B	35,714	4,082,267
Zoetis, Inc.	22,098	4,150,225
		20,473,572
Semiconductors and Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(1)	49,441	8,290,761
Analog Devices, Inc.	28,505	5,483,222
Applied Materials, Inc.	27,385	4,499,355
ASML Holding NV	2,333	2,024,083
GLOBALFOUNDRIES, Inc.(1)	17,663	971,112
NVIDIA Corp.	33,577	20,658,921
		41,927,454
Software — 7.5%
Adobe, Inc.(1)	3,173	1,960,216
Cadence Design Systems, Inc.(1)	18,418	5,312,856
Microsoft Corp.	123,268	49,008,891
Salesforce, Inc.(1)	23,599	6,633,443
ServiceNow, Inc.(1)	2,187	1,673,930
Workday, Inc., Class A(1)	7,756	2,257,539
		66,846,875

Specialized REITs — 0.4%
Equinix, Inc.	4,076	3,382,142
Specialty Retail — 2.1%
CarMax, Inc.(1)	24,115	1,716,506
Home Depot, Inc.	26,129	9,222,492
TJX Cos., Inc.	57,069	5,416,419
Tractor Supply Co.	12,029	2,701,713
		19,057,130
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	143,999	26,553,416
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	3,609	2,720,212
TOTAL COMMON STOCKS (Cost $372,631,080)		540,939,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.84%, (1-year H15T1Y plus 2.25%), 9/1/35	48,824	50,047
FHLMC, VRN, 5.59%, (1-year RFUCC plus 1.87%), 7/1/36	12,675	13,006
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	39,392	40,347
FHLMC, VRN, 5.45%, (1-year H15T1Y plus 2.26%), 4/1/37	51,826	53,033
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	23,638	23,662
FHLMC, VRN, 5.01%, (1-year RFUCC plus 1.63%), 1/1/44	49,565	50,904
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	26,916	27,484
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	63,509	64,959
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	115,927	116,123
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	21,309	21,682
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	21,297	21,678
FNMA, VRN, 5.88%, (1-year H15T1Y plus 2.15%), 3/1/38	52,236	53,579
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	97,630	93,542
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	51,135	48,944
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	77,648	79,147
		758,137
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.3%
FHLMC, 2.00%, 6/1/36	1,745,858	1,583,333
FHLMC, 3.50%, 2/1/49	1,797,598	1,663,544
FHLMC, 3.00%, 1/1/50	1,648,009	1,451,019
FHLMC, 3.50%, 5/1/50	287,977	265,796
FHLMC, 2.50%, 5/1/51	1,922,334	1,626,184
FHLMC, 3.50%, 5/1/51	943,137	868,534
FHLMC, 3.00%, 7/1/51	730,732	645,660
FHLMC, 2.00%, 8/1/51	1,599,282	1,298,188
FHLMC, 2.50%, 8/1/51	1,753,698	1,478,315
FHLMC, 2.50%, 10/1/51	906,201	772,944
FHLMC, 3.00%, 12/1/51	1,120,182	981,911
FHLMC, 3.00%, 2/1/52	1,000,640	882,075
FHLMC, 3.50%, 5/1/52	1,234,356	1,138,643
FHLMC, 4.00%, 5/1/52	1,510,041	1,422,395
FHLMC, 4.00%, 5/1/52	1,080,057	1,026,429
FHLMC, 4.00%, 6/1/52	3,296,931	3,132,246
FHLMC, 5.00%, 7/1/52	642,692	642,994
FHLMC, 4.50%, 10/1/52	2,303,128	2,227,242
FHLMC, 4.50%, 10/1/52	1,709,972	1,654,126
FHLMC, 6.00%, 11/1/52	2,966,536	3,024,291
FHLMC, 5.50%, 12/1/52	479,112	481,912
FHLMC, 6.00%, 1/1/53	1,622,046	1,646,469

FHLMC, 6.50%, 11/1/53	1,705,373	1,746,953
FNMA, 2.00%, 5/1/36	795,125	720,559
FNMA, 2.00%, 11/1/36	2,720,950	2,461,445
FNMA, 2.50%, 12/1/36	1,906,183	1,766,436
FNMA, 2.00%, 1/1/37	1,092,607	988,427
FNMA, 4.50%, 9/1/41	131,579	130,990
FNMA, 3.50%, 5/1/42	604,459	566,154
FNMA, 3.50%, 6/1/42	205,998	192,875
FNMA, 3.00%, 2/1/50	246,295	218,219
FNMA, 2.50%, 6/1/50	940,283	798,422
FNMA, 2.50%, 10/1/50	1,972,445	1,664,446
FNMA, 2.50%, 12/1/50	1,360,285	1,146,609
FNMA, 2.50%, 2/1/51	2,436,887	2,067,260
FNMA, 3.00%, 6/1/51	126,232	112,921
FNMA, 2.50%, 12/1/51	1,054,580	896,043
FNMA, 2.50%, 2/1/52	576,209	487,655
FNMA, 3.00%, 2/1/52	1,905,629	1,680,068
FNMA, 3.00%, 2/1/52	1,077,436	949,651
FNMA, 2.00%, 3/1/52	2,857,788	2,332,868
FNMA, 2.50%, 3/1/52	1,327,249	1,128,133
FNMA, 3.00%, 3/1/52	1,932,439	1,713,263
FNMA, 3.00%, 4/1/52	435,026	383,455
FNMA, 3.50%, 4/1/52	729,571	664,331
FNMA, 4.00%, 4/1/52	1,377,113	1,302,897
FNMA, 4.00%, 4/1/52	629,456	598,209
FNMA, 4.00%, 4/1/52	446,305	420,728
FNMA, 3.00%, 5/1/52	1,139,863	1,014,617
FNMA, 3.50%, 5/1/52	1,995,218	1,823,365
FNMA, 3.50%, 5/1/52	1,793,542	1,633,815
FNMA, 3.50%, 5/1/52	1,693,410	1,567,758
FNMA, 4.00%, 5/1/52	1,930,027	1,817,562
FNMA, 3.00%, 6/1/52	503,087	448,057
FNMA, 3.50%, 6/1/52	1,623,889	1,504,577
FNMA, 4.50%, 7/1/52	1,468,668	1,420,673
FNMA, 5.00%, 8/1/52	3,278,082	3,240,954
FNMA, 4.50%, 9/1/52	793,127	777,587
FNMA, 5.00%, 9/1/52	977,540	977,232
FNMA, 5.50%, 10/1/52	1,578,787	1,586,827
FNMA, 5.50%, 1/1/53	2,684,254	2,699,893
FNMA, 6.50%, 1/1/53	2,720,300	2,785,996
FNMA, 5.50%, 3/1/53	446,073	448,683
FNMA, 4.00%, 4/1/53	514,700	489,159
FNMA, 5.00%, 8/1/53	0	—
FNMA, 6.00%, 9/1/53	1,567,250	1,593,079
FNMA, 6.00%, 9/1/53	1,567,335	1,591,834
GNMA, 7.00%, 4/20/26	4,332	4,457
GNMA, 7.50%, 8/15/26	3,489	3,517
GNMA, 7.00%, 5/15/31	12,716	13,213
GNMA, 5.50%, 11/15/32	32,982	34,017
GNMA, 4.50%, 6/15/41	133,478	132,480
GNMA, 3.50%, 6/20/42	238,455	224,342
GNMA, 3.00%, 5/20/50	521,873	469,391
GNMA, 3.00%, 7/20/50	1,379,718	1,239,970
GNMA, 2.00%, 10/20/50	4,300,616	3,583,257
GNMA, 2.50%, 11/20/50	1,832,259	1,566,516

GNMA, 2.50%, 2/20/51	1,321,826	1,145,312
GNMA, 3.50%, 6/20/51	904,278	838,834
GNMA, 3.00%, 7/20/51	1,297,743	1,161,203
GNMA, 2.50%, 9/20/51	1,135,247	982,108
GNMA, 2.50%, 12/20/51	1,742,330	1,507,291
GNMA, 4.00%, 9/20/52	3,514,713	3,339,223
GNMA, 4.50%, 9/20/52	3,367,878	3,281,334
GNMA, 4.50%, 10/20/52	2,741,688	2,671,095
GNMA, 5.00%, 4/20/53	1,574,984	1,564,987
GNMA, 5.50%, 4/20/53	1,976,006	1,989,236
		110,226,718
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $113,310,906)		110,984,855
U.S. TREASURY SECURITIES — 11.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	221,359
U.S. Treasury Bonds, 4.375%, 11/15/39	300,000	308,250
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	130,738
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,424,035
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	656,660
U.S. Treasury Bonds, 3.25%, 5/15/42	1,500,000	1,299,375
U.S. Treasury Bonds, 3.375%, 8/15/42	600,000	528,422
U.S. Treasury Bonds, 2.75%, 11/15/42	750,000	598,608
U.S. Treasury Bonds, 4.00%, 11/15/42	700,000	672,178
U.S. Treasury Bonds, 3.875%, 2/15/43	400,000	376,688
U.S. Treasury Bonds, 2.875%, 5/15/43	1,000,000	810,313
U.S. Treasury Bonds, 3.875%, 5/15/43	1,200,000	1,129,406
U.S. Treasury Bonds, 4.375%, 8/15/43	3,120,000	3,143,400
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	553,359
U.S. Treasury Bonds, 4.75%, 11/15/43	3,500,000	3,706,172
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	489,656
U.S. Treasury Bonds, 2.50%, 2/15/45	1,500,000	1,118,438
U.S. Treasury Bonds, 2.375%, 11/15/49	1,100,000	768,410
U.S. Treasury Bonds, 3.00%, 8/15/52	100,000	79,332
U.S. Treasury Bonds, 4.00%, 11/15/52	2,000,000	1,921,953
U.S. Treasury Bonds, 3.625%, 2/15/53	200,000	179,602
U.S. Treasury Bonds, 4.125%, 8/15/53	1,400,000	1,377,031
U.S. Treasury Bonds, 4.75%, 11/15/53	3,800,000	4,149,719
U.S. Treasury Notes, 1.50%, 2/15/25(2)	1,500,000	1,451,030
U.S. Treasury Notes, 2.875%, 6/15/25(2)	500,000	489,541
U.S. Treasury Notes, 4.625%, 6/30/25	2,200,000	2,205,414
U.S. Treasury Notes, 4.875%, 11/30/25	9,300,000	9,397,541
U.S. Treasury Notes, 0.875%, 6/30/26	200,000	185,469
U.S. Treasury Notes, 4.375%, 8/15/26	1,000,000	1,007,129
U.S. Treasury Notes, 4.625%, 9/15/26	15,200,000	15,409,594
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	93,805
U.S. Treasury Notes, 4.625%, 11/15/26	1,800,000	1,827,773
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	657,262
U.S. Treasury Notes, 4.00%, 2/15/27(3)	1,200,000	1,200,450
U.S. Treasury Notes, 4.00%, 2/15/27	1,200,000	1,199,812
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	896,016
U.S. Treasury Notes, 4.375%, 8/31/28	6,000,000	6,121,875
U.S. Treasury Notes, 3.125%, 11/15/28	6,000,000	5,803,242
U.S. Treasury Notes, 4.375%, 11/30/28	3,300,000	3,372,832
U.S. Treasury Notes, 4.00%, 1/31/29	1,500,000	1,509,141
U.S. Treasury Notes, 1.875%, 2/28/29	1,500,000	1,362,070

U.S. Treasury Notes, 2.875%, 4/30/29	700,000	666,395
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	698,742
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	998,008
U.S. Treasury Notes, 4.125%, 8/31/30	1,600,000	1,618,500
U.S. Treasury Notes, 4.875%, 10/31/30	8,000,000	8,446,875
U.S. Treasury Notes, 4.375%, 11/30/30	600,000	616,031
U.S. Treasury Notes, 3.75%, 12/31/30	5,200,000	5,148,406
U.S. Treasury Notes, 4.50%, 11/15/33	250,000	261,094
TOTAL U.S. TREASURY SECURITIES (Cost $98,285,694)		98,287,151
CORPORATE BONDS — 9.8%
Aerospace and Defense — 0.3%
Boeing Co., 5.81%, 5/1/50	298,000	298,716
Howmet Aerospace, Inc., 5.95%, 2/1/37	360,000	371,158
Northrop Grumman Corp., 4.90%, 6/1/34	250,000	251,646
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	195,093
RTX Corp., 4.125%, 11/16/28	520,000	507,125
RTX Corp., 5.375%, 2/27/53	160,000	162,172
RTX Corp., 6.40%, 3/15/54	470,000	541,753
		2,327,663
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	209,036
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	276,625
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	350,000	351,932
General Motors Financial Co., Inc., 2.75%, 6/20/25	700,000	677,704
General Motors Financial Co., Inc., 5.80%, 1/7/29	305,000	313,241
General Motors Financial Co., Inc., 6.10%, 1/7/34	260,000	268,188
Hyundai Capital America, 6.50%, 1/16/29(4)	117,000	124,436
Hyundai Capital America, 6.20%, 9/21/30(4)	233,000	247,612
Hyundai Capital America, 5.40%, 1/8/31(4)	133,000	135,607
Toyota Motor Credit Corp., 5.25%, 9/11/28	201,000	206,996
Toyota Motor Credit Corp., 5.55%, 11/20/30	410,000	430,763
Toyota Motor Credit Corp., 4.80%, 1/5/34	190,000	189,897
		3,432,037
Banks — 1.8%
Banco Santander SA, 6.94%, 11/7/33	565,000	626,554
Bank of America Corp., VRN, 5.82%, 9/15/29	380,000	393,030
Bank of America Corp., VRN, 5.29%, 4/25/34	1,030,000	1,036,704
Bank of America Corp., VRN, 5.47%, 1/23/35	1,335,000	1,360,016
Barclays PLC, VRN, 6.69%, 9/13/34	245,000	261,216
BNP Paribas SA, VRN, 5.34%, 6/12/29(4)	295,000	299,459
BNP Paribas SA, VRN, 5.89%, 12/5/34(4)	805,000	842,322
BPCE SA, VRN, 7.00%, 10/19/34(4)	260,000	283,835
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	350,000	352,684
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	145,000	154,048
Citigroup, Inc., VRN, 3.67%, 7/24/28	555,000	531,210
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	115,536
Citigroup, Inc., VRN, 6.27%, 11/17/33	735,000	789,090
Comerica, Inc., VRN, 5.98%, 1/30/30	294,000	293,213
Danske Bank AS, VRN, 1.55%, 9/10/27(4)	385,000	351,170
Fifth Third Bancorp, VRN, 5.63%, 1/29/32	79,000	79,767
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	330,000	334,795
Huntington National Bank, 5.65%, 1/10/30	185,000	187,679
Intesa Sanpaolo SpA, 6.625%, 6/20/33(4)	200,000	205,845
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(4)	230,000	211,632

JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	347,000	335,562
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	468,000	475,830
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	1,314,000	1,380,368
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	190,000	205,984
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	215,000	218,580
KeyCorp, VRN, 3.88%, 5/23/25	330,000	327,245
Morgan Stanley Bank NA, VRN, 4.95%, 1/14/28	740,000	742,180
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	205,000	214,518
Societe Generale SA, VRN, 6.07%, 1/19/35(4)	566,000	568,583
Societe Generale SA, VRN, 7.13%, 1/19/55(4)	200,000	199,355
Truist Bank, 3.625%, 9/16/25	250,000	243,318
Truist Bank, VRN, 2.64%, 9/17/29	270,000	255,652
Truist Financial Corp., VRN, 7.16%, 10/30/29	123,000	132,872
Truist Financial Corp., VRN, 5.71%, 1/24/35	243,000	247,197
U.S. Bancorp, VRN, 6.79%, 10/26/27	475,000	495,731
U.S. Bancorp, VRN, 5.78%, 6/12/29	256,000	262,430
U.S. Bancorp, VRN, 5.68%, 1/23/35	285,000	291,735
Wells Fargo & Co., VRN, 5.39%, 4/24/34	841,000	848,869
Wells Fargo & Co., VRN, 5.56%, 7/25/34	372,000	379,933
		16,535,747
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,675,000	1,656,279
Biotechnology — 0.2%
Amgen, Inc., 4.05%, 8/18/29	740,000	720,730
Amgen, Inc., 5.25%, 3/2/33	428,000	436,783
Amgen, Inc., 5.65%, 3/2/53	465,000	479,466
Gilead Sciences, Inc., 5.55%, 10/15/53	230,000	244,335
		1,881,314
Building Products†
Carrier Global Corp., 6.20%, 3/15/54(4)	95,000	107,612
Capital Markets — 0.8%
ARES Capital Corp., 7.00%, 1/15/27	530,000	544,072
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	205,000	226,624
Blue Owl Capital Corp., 3.40%, 7/15/26	63,000	59,017
Blue Owl Capital Corp., 5.95%, 3/15/29	186,000	184,747
Charles Schwab Corp., VRN, 6.20%, 11/17/29	196,000	205,063
Charles Schwab Corp., VRN, 5.85%, 5/19/34	163,000	168,967
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	190,366
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	714,000	656,834
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	780,000	828,448
Golub Capital BDC, Inc., 7.05%, 12/5/28	433,000	449,064
Golub Capital BDC, Inc., 6.00%, 7/15/29(3)	315,000	311,405
Morgan Stanley, VRN, 1.16%, 10/21/25	544,000	525,530
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	313,173
Morgan Stanley, VRN, 6.41%, 11/1/29	60,000	63,605
Morgan Stanley, VRN, 6.34%, 10/18/33	490,000	528,953
Morgan Stanley, VRN, 6.63%, 11/1/34	320,000	354,385
Nasdaq, Inc., 5.55%, 2/15/34	261,000	270,797
UBS Group AG, VRN, 5.71%, 1/12/27(4)	400,000	402,619
UBS Group AG, VRN, 9.02%, 11/15/33(4)	495,000	608,755
		6,892,424
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	195,000	179,049
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	313,768

Veralto Corp., 5.45%, 9/18/33(4)	510,000	523,237
Waste Connections, Inc., 3.20%, 6/1/32	335,000	298,280
Waste Management, Inc., 4.625%, 2/15/33	170,000	168,880
		1,304,165
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(4)	510,000	521,967
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(4)	335,000	334,506
Capital One Financial Corp., VRN, 7.62%, 10/30/31	665,000	734,868
Synchrony Financial, 4.25%, 8/15/24	358,000	354,791
		1,946,132
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 6.00%, 1/17/34	515,000	555,169
Containers and Packaging†
Berry Global, Inc., 5.65%, 1/15/34(4)	88,000	89,031
WRKCo, Inc., 3.00%, 9/15/24	201,000	197,640
		286,671
Distributors†
Genuine Parts Co., 6.50%, 11/1/28	204,000	217,198
Diversified Consumer Services†
Novant Health, Inc., 3.17%, 11/1/51	245,000	171,999
Pepperdine University, 3.30%, 12/1/59	355,000	242,621
		414,620
Diversified REITs — 0.2%
Agree LP, 2.90%, 10/1/30	400,000	346,235
American Homes 4 Rent LP, 5.50%, 2/1/34	296,000	299,225
Brixmor Operating Partnership LP, 5.50%, 2/15/34	203,000	203,851
Extra Space Storage LP, 5.40%, 2/1/34	251,000	251,197
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	199,446
Kite Realty Group LP, 5.50%, 3/1/34	89,000	88,692
		1,388,646
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.40%, 2/15/34	453,000	464,866
AT&T, Inc., 4.50%, 5/15/35	357,000	337,456
AT&T, Inc., 4.90%, 8/15/37	286,000	276,823
AT&T, Inc., 4.85%, 3/1/39	320,000	304,905
Sprint Capital Corp., 6.875%, 11/15/28	291,000	314,586
Sprint Capital Corp., 8.75%, 3/15/32	580,000	711,337
Verizon Communications, Inc., 4.81%, 3/15/39	125,000	121,144
		2,531,117
Electric Utilities — 0.9%
American Electric Power Co., Inc., 5.20%, 1/15/29	465,000	472,291
Baltimore Gas & Electric Co., 2.25%, 6/15/31	172,000	146,443
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	340,000	332,592
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	153,000	154,741
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	145,321
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	133,762
Duke Energy Corp., 2.55%, 6/15/31	230,000	195,816
Duke Energy Corp., 5.00%, 8/15/52	230,000	212,970
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	309,292
Duke Energy Florida LLC, 5.875%, 11/15/33	120,000	128,407
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	180,154
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	362,853
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	284,305
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	120,146
Exelon Corp., 5.15%, 3/15/28	203,000	206,062

Florida Power & Light Co., 2.45%, 2/3/32	391,000	333,624
Florida Power & Light Co., 4.125%, 2/1/42	169,000	150,735
Georgia Power Co., 4.95%, 5/17/33	150,000	150,164
MidAmerican Energy Co., 4.40%, 10/15/44	265,000	234,913
MidAmerican Energy Co., 3.15%, 4/15/50	200,000	142,284
MidAmerican Energy Co., 5.85%, 9/15/54	340,000	372,002
Nevada Power Co., 6.00%, 3/15/54	90,000	96,937
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	280,000	281,420
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	170,000	169,644
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	240,000	231,342
Northern States Power Co., 3.20%, 4/1/52	240,000	173,145
Northern States Power Co., 5.10%, 5/15/53	260,000	258,152
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33	156,000	165,426
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52	150,000	146,057
Pacific Gas & Electric Co., 6.40%, 6/15/33	80,000	84,973
Pacific Gas & Electric Co., 6.95%, 3/15/34	150,000	165,348
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	124,561
PECO Energy Co., 4.375%, 8/15/52	340,000	299,874
PPL Electric Utilities Corp., 4.85%, 2/15/34	129,000	129,502
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	255,942
Southern Co., 5.20%, 6/15/33	182,000	184,309
Union Electric Co., 5.45%, 3/15/53	240,000	243,372
Union Electric Co., 5.25%, 1/15/54	160,000	157,442
Xcel Energy, Inc., 4.60%, 6/1/32	136,000	132,047
		8,068,370
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	150,000	151,371
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	111,000	108,896
Warnermedia Holdings, Inc., 3.79%, 3/15/25	93,000	91,256
Warnermedia Holdings, Inc., 3.76%, 3/15/27	83,000	79,759
Warnermedia Holdings, Inc., 5.05%, 3/15/42	250,000	221,773
Warnermedia Holdings, Inc., 5.14%, 3/15/52	470,000	404,277
		905,961
Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(4)	256,000	229,363
Corebridge Financial, Inc., 3.90%, 4/5/32	375,000	338,145
Corebridge Financial, Inc., 5.75%, 1/15/34	340,000	349,118
Corebridge Global Funding, 5.20%, 1/12/29(4)	525,000	527,431
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	352,289
		1,796,346
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(4)	475,000	380,083
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	282,512
Mars, Inc., 4.75%, 4/20/33(4)	377,000	376,472
Mars, Inc., 3.875%, 4/1/39(4)	109,000	96,725
Mondelez International, Inc., 2.625%, 3/17/27	310,000	292,878
Nestle Holdings, Inc., 4.85%, 3/14/33(4)	310,000	318,090
		1,746,760
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.50%, 8/11/32(4)	92,000	91,564
Ashtead Capital, Inc., 5.95%, 10/15/33(4)	400,000	407,633
Ashtead Capital, Inc., 5.80%, 4/15/34(4)	207,000	208,241
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	264,101
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	175,000	131,302

Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	165,303
Union Pacific Corp., 3.55%, 8/15/39	480,000	411,391
United Rentals North America, Inc., 6.00%, 12/15/29(4)	170,000	172,508
		1,852,043
Health Care Equipment and Supplies — 0.2%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	735,000	758,810
Stryker Corp., 4.85%, 12/8/28	650,000	656,971
		1,415,781
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	498,758
Centene Corp., 4.625%, 12/15/29	214,000	205,013
Centene Corp., 3.375%, 2/15/30	349,000	312,838
CVS Health Corp., 5.625%, 2/21/53	250,000	249,135
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	134,535
HCA, Inc., 5.20%, 6/1/28	175,000	176,809
HCA, Inc., 5.50%, 6/1/33	307,000	311,862
HCA, Inc., 5.90%, 6/1/53	320,000	325,918
IQVIA, Inc., 6.25%, 2/1/29(4)	442,000	460,549
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	155,036
Quest Diagnostics, Inc., 6.40%, 11/30/33	300,000	329,015
UnitedHealth Group, Inc., 5.05%, 4/15/53	540,000	537,035
Universal Health Services, Inc., 1.65%, 9/1/26	377,000	346,643
		4,043,146
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	212,000	189,171
Starbucks Corp., 2.55%, 11/15/30	475,000	416,843
		606,014
Household Durables†
DR Horton, Inc., 2.50%, 10/15/24	310,000	303,462
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	385,000	322,700
Procter & Gamble Co., 4.55%, 1/29/34	525,000	532,264
		854,964
Industrial REITs†
LXP Industrial Trust, 6.75%, 11/15/28	172,000	179,839
Insurance — 0.1%
Athene Holding Ltd., 5.875%, 1/15/34	293,000	294,626
Global Atlantic Fin Co., 3.125%, 6/15/31(4)	565,000	463,863
MetLife, Inc., 5.375%, 7/15/33	199,000	205,862
		964,351
IT Services — 0.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(4)	556,000	526,462
Kyndryl Holdings, Inc., 2.70%, 10/15/28	487,000	428,714
Kyndryl Holdings, Inc., 3.15%, 10/15/31	121,000	100,802
		1,055,978
Machinery — 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	197,000	205,874
John Deere Capital Corp., 4.70%, 6/10/30	283,000	286,387
		492,261
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	171,000	174,718
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	260,000	235,930
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/1/49	235,000	187,350
Comcast Corp., 7.05%, 3/15/33	65,000	75,304
Comcast Corp., 3.20%, 7/15/36	320,000	269,496

Comcast Corp., 3.75%, 4/1/40	295,000	252,829
Comcast Corp., 2.94%, 11/1/56	285,000	184,362
Cox Communications, Inc., 3.15%, 8/15/24(4)	96,000	94,641
Cox Communications, Inc., 5.70%, 6/15/33(4)	149,000	152,529
Fox Corp., 6.50%, 10/13/33	465,000	501,744
Paramount Global, 6.875%, 4/30/36	397,000	394,279
Paramount Global, 5.90%, 10/15/40	48,000	44,175
WPP Finance 2010, 3.75%, 9/19/24	316,000	312,028
		2,879,385
Metals and Mining†
Glencore Funding LLC, 6.375%, 10/6/30(4)	165,000	176,909
South32 Treasury Ltd., 4.35%, 4/14/32(4)	285,000	257,858
		434,767
Multi-Utilities — 0.3%
Ameren Corp., 3.50%, 1/15/31	430,000	392,578
Ameren Illinois Co., 4.95%, 6/1/33	170,000	171,844
CenterPoint Energy, Inc., 2.65%, 6/1/31	255,000	216,780
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	248,370
DTE Energy Co., 4.875%, 6/1/28	200,000	200,874
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	480,000	513,443
Sempra, 3.25%, 6/15/27	180,000	171,038
Sempra, 5.50%, 8/1/33	400,000	408,074
		2,323,001
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 6.00%, 6/13/33(4)	150,000	155,697
BP Capital Markets America, Inc., 4.99%, 4/10/34	320,000	322,299
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	191,833
Cenovus Energy, Inc., 2.65%, 1/15/32	255,000	212,462
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(4)	370,000	388,703
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	341,224
Enbridge, Inc., 5.70%, 3/8/33	323,000	333,392
Energy Transfer LP, 5.75%, 2/15/33	312,000	319,758
Energy Transfer LP, 6.55%, 12/1/33	156,000	168,326
Energy Transfer LP, 5.55%, 5/15/34	294,000	295,916
Energy Transfer LP, 4.90%, 3/15/35	270,000	254,908
Energy Transfer LP, 6.125%, 12/15/45	140,000	143,019
EQT Corp., 3.625%, 5/15/31(4)	240,000	214,034
EQT Corp., 5.75%, 2/1/34	150,000	149,763
Equinor ASA, 3.25%, 11/18/49	230,000	171,576
Northern Natural Gas Co., 5.625%, 2/1/54(4)	155,000	158,345
Occidental Petroleum Corp., 6.625%, 9/1/30	267,000	284,252
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	160,123
ONEOK, Inc., 6.05%, 9/1/33	125,000	131,310
Ovintiv, Inc., 6.25%, 7/15/33	160,000	166,985
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	37,667
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	460,000	461,336
Shell International Finance BV, 2.375%, 11/7/29	290,000	259,935
Shell International Finance BV, 4.375%, 5/11/45	180,000	164,224
Targa Resources Corp., 6.50%, 3/30/34	150,000	161,836
Williams Cos., Inc., 4.90%, 3/15/29	220,000	220,434
		5,869,357
Personal Care Products — 0.1%
Kenvue, Inc., 4.90%, 3/22/33	1,070,000	1,092,139

Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	545,000	544,527
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	335,000	340,866
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	565,000	549,186
Viatris, Inc., 4.00%, 6/22/50	91,000	64,464
		1,499,043
Retail REITs — 0.2%
Kimco Realty OP LLC, 6.40%, 3/1/34	365,000	395,191
Kite Realty Group Trust, 4.75%, 9/15/30	130,000	125,385
NNN REIT, Inc., 5.60%, 10/15/33	405,000	414,560
NNN REIT, Inc., 4.80%, 10/15/48	270,000	239,696
Realty Income Corp., 4.75%, 2/15/29	525,000	524,010
Realty Income Corp., 3.20%, 2/15/31	192,000	171,583
		1,870,425
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 3.42%, 4/15/33(4)	355,000	311,964
KLA Corp., 4.95%, 7/15/52	311,000	305,861
NVIDIA Corp., 2.00%, 6/15/31	360,000	307,275
NXP BV/NXP Funding LLC, 5.35%, 3/1/26	135,000	135,780
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 5/11/31	495,000	416,553
		1,477,433
Software — 0.1%
Microsoft Corp., 2.92%, 3/17/52	300,000	215,532
Open Text Corp., 6.90%, 12/1/27(4)	374,000	388,272
Oracle Corp., 3.85%, 7/15/36	238,000	207,685
Oracle Corp., 3.60%, 4/1/40	257,000	205,687
		1,017,176
Specialized REITs†
American Tower Corp., 5.55%, 7/15/33	387,000	397,806
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	280,000	267,923
AutoZone, Inc., 6.55%, 11/1/33	203,000	224,058
Lowe's Cos., Inc., 5.625%, 4/15/53	330,000	343,099
O'Reilly Automotive, Inc., 5.75%, 11/20/26	318,000	325,980
		1,161,060
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	630,000	540,963
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.00%, 11/27/26	500,000	515,918
Tapestry, Inc., 7.85%, 11/27/33	189,000	202,129
		718,047
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(4)	196,000	194,330
Wireless Telecommunication Services†
Vodafone Group PLC, 6.15%, 2/27/37	210,000	227,144
TOTAL CORPORATE BONDS (Cost $88,171,318)		87,794,566
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.48%, (3-month SOFR plus 2.16%), 10/27/33(4)	600,000	577,813
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(4)	474,000	474,327
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 7.18%, (3-month SOFR plus 1.86%), 7/22/32(4)	650,000	652,663
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(4)	414,983	412,276

Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.55%, (1-month SOFR plus 1.21%), 5/15/36(4)	451,972	451,332
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.38%, (3-month SOFR plus 2.06%), 1/15/29(4)	500,000	501,876
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.71%, (3-month SOFR plus 2.40%), 7/15/31(4)	491,919	488,783
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(4)	379,646	378,177
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/38(4)	1,090,000	963,549
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.18%, (3-month SOFR plus 1.86%), 7/15/30(4)	350,000	350,802
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.84%, (3-month SOFR plus 2.46%), 8/14/30(4)	450,000	451,369
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.08%, (3-month SOFR plus 1.76%), 4/15/32(4)	340,747	340,689
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(4)	660,332	659,284
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.98%, (3-month SOFR plus 1.66%), 11/22/33(4)	46,886	46,932
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(4)	566,000	568,775
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.16%, (3-month SOFR plus 1.86%), 7/18/30(4)	575,000	577,254
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.73%, (3-month SOFR plus 1.41%), 7/20/31(4)	427,963	428,808
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(4)	1,075,000	1,030,687
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.28%, (3-month SOFR plus 1.96%), 1/16/31(4)	375,000	375,075
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.07%, (3-month SOFR plus 1.76%), 7/19/30(4)	700,000	699,650
Palmer Square CLO Ltd., Series 2023-4A, Class B, VRN, 7.56%, (3-month SOFR plus 2.15%), 10/20/33(4)	500,000	501,200
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(4)	550,000	550,549
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.29%, (3-month SOFR plus 1.91%), 8/15/30(4)	900,000	903,511
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(4)	475,500	474,619
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.24%, (3-month SOFR plus 1.91%), 4/25/31(4)	725,000	728,921
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.13%, (3-month SOFR plus 1.83%), 10/18/30(4)	525,000	527,934
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.08%, (3-month SOFR plus 1.71%), 11/20/30(4)	300,000	301,649
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.56%, (3-month SOFR plus 1.24%), 7/20/30(4)	153,048	153,354
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,703,048)		14,571,858
ASSET-BACKED SECURITIES — 1.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(4)	642,000	569,323
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(4)	683,221	600,208
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(4)	251,795	233,165
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(4)	1,409,186	1,187,059
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(4)	1,804,399	1,639,986
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(4)	926,078	860,785
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(4)	700,000	699,902
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(4)	1,150,000	1,044,125
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	294,850	263,169
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(4)	552,329	441,100
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(4)	381,377	305,411
JG Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(4)	80,350	74,057
JG Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(4)	500,709	457,333
JG Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(4)	151,926	140,013
JG Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(4)	182,062	172,222
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(4)	775,096	695,680
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(4)	1,310,000	1,072,593
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(4)	136,879	129,539
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	119,712	117,281
TOTAL ASSET-BACKED SECURITIES (Cost $12,194,475)		10,702,951

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,953	2,677
Angel Oak Mortgage Trust, Series 2024-1, Class A2, 5.21%, 8/25/68(4)	575,000	564,852
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.95%, (1-month SOFR plus 2.61%), 7/25/29(4)	400,000	401,272
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.40%, (1-month SOFR plus 2.06%), 7/25/29(4)	154,050	154,346
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	965	867
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(4)	254,389	221,945
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(4)	222,105	181,108
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(4)	595,074	485,805
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, SEQ, 4.82%, 6/25/67(4)	463,660	455,995
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(4)	525,000	502,141
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.04%, (30-day average SOFR plus 2.70%), 10/25/33(4)	266,932	268,194
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(4)	760,000	795,279
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(4)	915,451	838,721
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(4)	192,599	158,545
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(4)	284,486	286,804
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(4)	112,542	99,646
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(4)	169,236	150,743
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(4)	653,045	566,067
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.20%, (1-month SOFR plus 0.86%), 5/25/55(4)	650,000	649,944
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(4)	36,988	32,460
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(4)	446,000	406,624
TYSN Mortgage Trust, Series 2023-CRNR, Class A, SEQ, VRN, 6.80%, 12/10/33(4)	940,000	991,299
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(4)	178,028	152,176
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(4)	193,538	171,059
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(4)	221,317	195,693
		8,734,262
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(4)	213,068	215,043
FNMA, Series 2014-C02, Class 2M2, VRN, 8.06%, (30-day average SOFR plus 2.71%), 5/25/24	91,411	91,880
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.46%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	113,790
		420,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,395,633)		9,154,975
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	810,046
FNMA, 0.75%, 10/8/27	2,000,000	1,780,421
FNMA, 0.875%, 8/5/30	1,900,000	1,555,645
FNMA, 6.625%, 11/15/30	400,000	459,476
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	252,284
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,138,890)		4,857,872
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51	500,000	352,632
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	232,279
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	552,359
Houston GO, 3.96%, 3/1/47	120,000	106,804
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	443,756
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	134,590
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	115,151
New York City GO, 6.27%, 12/1/37	95,000	106,268
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	246,490
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	49,757
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	170,767

Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		210,000	228,825
State of California GO, 4.60%, 4/1/38		180,000	173,587
State of California GO, 7.60%, 11/1/40		80,000	102,266
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		185,000	193,004
University of California Rev., 3.07%, 5/15/51		180,000	128,949
TOTAL MUNICIPAL SECURITIES (Cost $3,890,173)			3,337,484
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(5)	EUR	1,700,000	1,432,527
Mexico — 0.1%
Mexico Government International Bonds, 4.15%, 3/28/27		$600,000	592,820
Peru†
Peru Government International Bonds, 5.625%, 11/18/50		170,000	172,237
Philippines†
Philippines Government International Bonds, 6.375%, 10/23/34		150,000	167,204
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,355,109)			2,364,788
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BMO Mortgage Trust, Series 2024-5C3, Class AS, VRN, 6.29%, 2/15/57(3)		369,910	385,331
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(4)		537,839	468,559
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(4)		492,000	489,764
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,425,129)			1,343,654
EXCHANGE-TRADED FUNDS†
SPDR S&P 500 ETF Trust (Cost $282,464)		644	310,975
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,567,556)		10,567,556	10,567,556
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $732,351,475)			895,218,033
OTHER ASSETS AND LIABILITIES†			(271,917)
TOTAL NET ASSETS — 100.0%			$894,946,116

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	23,902	USD	26,226	JPMorgan Chase Bank N.A.	3/15/24	$(349)
EUR	32,317	USD	35,368	JPMorgan Chase Bank N.A.	3/28/24	(362)
EUR	34,122	USD	37,465	Morgan Stanley	3/28/24	(503)
USD	1,384,431	EUR	1,279,506	Morgan Stanley	3/15/24	(778)
USD	36,499	EUR	33,315	Morgan Stanley	3/15/24	432
USD	450,484	EUR	410,548	Bank of America N.A.	3/28/24	5,769
USD	60,284	EUR	55,245	Bank of America N.A.	3/28/24	441
USD	61,723	EUR	56,870	Bank of America N.A.	3/28/24	120
USD	450,564	EUR	410,548	JPMorgan Chase Bank N.A.	3/28/24	5,849
USD	134,066	EUR	123,309	JPMorgan Chase Bank N.A.	3/28/24	495
USD	70,753	EUR	64,995	JPMorgan Chase Bank N.A.	3/28/24	349
USD	450,564	EUR	410,548	Morgan Stanley	3/28/24	5,849
USD	141,684	EUR	130,335	Morgan Stanley	3/28/24	502
						$17,814

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	46	March 2024	$5,627,813	$128,520
U.S. Treasury 2-Year Notes	18	March 2024	3,701,813	2,531
U.S. Treasury 5-Year Notes	236	March 2024	25,580,187	220,693
U.S. Treasury Ultra Bonds	43	March 2024	5,556,406	218,471
			$40,466,219	$570,215
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,093,123.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,988,742, which represented 5.4% of total net assets.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$534,832,998	$6,106,350	—
U.S. Government Agency Mortgage-Backed Securities	—	110,984,855	—
U.S. Treasury Securities	—	98,287,151	—
Corporate Bonds	—	87,794,566	—
Collateralized Loan Obligations	—	14,571,858	—
Asset-Backed Securities	—	10,702,951	—
Collateralized Mortgage Obligations	—	9,154,975	—
U.S. Government Agency Securities	—	4,857,872	—
Municipal Securities	—	3,337,484	—
Sovereign Governments and Agencies	—	2,364,788	—
Commercial Mortgage-Backed Securities	—	1,343,654	—
Exchange-Traded Funds	310,975	—	—
Short-Term Investments	10,567,556	—	—
	$545,711,529	$349,506,504	—
Other Financial Instruments
Futures Contracts	$570,215	—	—
Forward Foreign Currency Exchange Contracts	—	$19,806	—
	$570,215	$19,806	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,992	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.